General information, details (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	46.00%	73.00%	51.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		27.00%	41.00%